Selected Quarterly Financial Data, Unaudited - Goodwill Impairment Adjustments (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill impairments	$ 67.6	$ 935.0	$ 0.0	$ 0.0					$ 935.0	$ 1,002.6	$ 0.0	$ 0.0
Operating loss	54.4	988.2	0.1	(18.1)	$ 156.4	$ 7.8	$ (3.6)	$ 12.1	970.2	1,024.6	172.7	18.3
Net loss	$ 127.5	1,078.2	$ 102.2	$ 86.4	$ 47.1	$ 69.8	$ 72.4	$ 45.0	1,266.8	1,394.3	234.3	30.2
Comprehensive loss		$ 1,127.2							$ 1,402.9	$ (1,522.1)	$ (347.0)	$ (8.9)
Total basic net loss per share (in dollars per share)	$ 1.48	$ 12.52	$ 1.19	$ 1.01	$ 0.55	$ 0.82	$ 0.86	$ 0.53	$ 14.76	$ 16.23	$ 2.77	$ 0.36
Total diluted net loss per share (in dollars per share)	$ 1.48	$ 12.52	$ 1.19	$ 1.01	$ 0.55	$ 0.82	$ 0.86	$ 0.53	$ 14.76	$ 16.23	$ 2.77	$ 0.36
Goodwill	$ 3,013.7	$ 3,085.2			$ 4,108.3				$ 3,085.2	$ 3,013.7	$ 4,108.3	$ 1,183.1
Total assets	7,732.2	8,215.1			9,721.1				8,215.1	7,732.2	9,721.1	4,109.6
Total stockholders' (deficit) equity	(1,495.5)	(1,380.8)			3.9				(1,380.8)	(1,495.5)	3.9	375.0
Total liabilities and stockholders' (deficit) equity	7,732.2	8,215.1			9,721.1				8,215.1	7,732.2	9,721.1
Previously Reported
Goodwill [Line Items]
Goodwill impairments		535.0							535.0
Operating loss		588.2							570.2
Net loss		678.2							866.8
Comprehensive loss		$ 727.2							$ 1,002.9
Total basic net loss per share (in dollars per share)		$ 7.88							$ 10.10
Total diluted net loss per share (in dollars per share)		$ 7.88							$ 10.10
Goodwill		$ 3,485.2							$ 3,485.2
Total assets		8,615.1							8,615.1
Total stockholders' (deficit) equity		(980.8)							(980.8)
Total liabilities and stockholders' (deficit) equity		8,615.1							8,615.1
Adjustment
Goodwill [Line Items]
Goodwill impairments		400.0							400.0
Operating loss		400.0							400.0
Net loss		400.0							400.0
Comprehensive loss		$ 400.0							$ 400.0
Total basic net loss per share (in dollars per share)		$ 4.64							$ 4.66
Total diluted net loss per share (in dollars per share)		$ 4.64							$ 4.66
Goodwill		$ (400.0)							$ (400.0)
Total assets		(400.0)							(400.0)
Total stockholders' (deficit) equity		(400.0)							(400.0)
Total liabilities and stockholders' (deficit) equity		(400.0)							$ (400.0)
Gaming
Goodwill [Line Items]
Goodwill impairments		935.0								935.0
Goodwill	$ 2,486.0				$ 3,499.7					$ 2,486.0	$ 3,499.7	$ 612.7
Gaming | Previously Reported
Goodwill [Line Items]
Goodwill impairments		535.0
Gaming | Adjustment
Goodwill [Line Items]
Goodwill impairments		$ 400.0